Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Revenues	$ 0	$ 0	$ 0
Opearting Expenses
Reorganization costs	0	0	2,874
Professional fees	3,325	2,400	55,578
Other general and administrative expenses	470	1,029	20,153
Total operating expenses	3,795	3,429	78,605
Loss from operations	3,795	(3,429)	(78,605)
Provision for income taxes	0	0	0
Net Income (Loss)	(3,795)	(3,429)	(78,605)
Other Comprehensive Income	0	0	0
Comprehensive Loss	$ (3,795)	$ (3,429)	$ (78,605)
Loss per weighted-average shareof common stock outstanding,computed on net loss - basic and fully diluted	$ 0.00	$ (0.01)	$ (0.04)
Weighted-average number of shares of common stock outstanding -basic and fully diluted	10,030,612	530,612	2,031,337